ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

7.     ACCOUNTS RECEIVABLE

	December 31,	December 31,	December 31,
	2020	2019	2018
Trade accounts receivable	$322,201	$597,505	$637,421
Other accounts receivable	116,905	118,191	9,722
Income tax receivable	547,951	—	—
	$987,057	$715,696	$647,143

All amounts are short-term. The aging analysis of trade receivables is as follows:

	December 31,	December 31,	December 31,
	2020	2019	2018
Not past due	$195,545	$472,257	$361,469
Past due 0 - 30 days	—	14,139	18,614
30 - 60 days	35,114	20,000	—
60 - 90 days	11,543	—	54,428
90 – 120 days	—	—	—
Over 120 days	100,000	114,676	238,600
Loss allowance	(20,001)	(23,567)	(35,690)
	$322,201	$597,505	$637,421

All the Company's trade and other receivables have been reviewed for impairment.  During the year ended December 31, 2020, the Company wrote off $nil, respectively of accounts receivable (the years ended December 31, 2019 and 2018: $64,600, and $489,449).